UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7490

Nuveen Virginia Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Virginia Premium Income Municipal Fund (NPV)
	August 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.3% (2.3% of Total Investments)
$ 6,640	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	BBB	$ 4,484,855
	Series 2007B1, 5.000%, 6/01/47
	Education and Civic Organizations – 6.8% (4.8% of Total Investments)
520	Lexington Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds,	6/19 at 100.00	Aa2	565,042
	VMI Development Board Project, Series 2006C, 5.000%, 12/01/36
1,000	Prince William County Industrial Development Authority, Virginia, Educational Facilities	10/13 at 101.00	A2	1,023,140
	Revenue Bonds, Catholic Diocese of Arlington, Series 2003, 5.500%, 10/01/33
700	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	12/12 at 101.00	BBB–	713,608
	Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University
	System, Series 2002, 5.375%, 12/01/21
2,815	The Rector and Visitors of the University of Virginia, General Revenue Bonds, Series 2005,	6/15 at 100.00	AAA	2,983,619
	5.000%, 6/01/37
2,120	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher	9/11 at 100.00	AA+	2,196,384
	Education Financing Program, Series 2001A, 5.000%, 9/01/26
1,635	Virginia Commonwealth University, Revenue Bonds, Series 2004A, 5.000%, 5/01/17 – AMBAC Insured	5/14 at 101.00	Aa2	1,872,843
8,790	Total Education and Civic Organizations			9,354,636
	Health Care – 30.0% (20.9% of Total Investments)
2,000	Albemarle County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Martha	10/12 at 100.00	A3	2,019,140
	Jefferson Hospital, Series 2002, 5.250%, 10/01/35
1,500	Arlington County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Virginia	7/20 at 100.00	A2	1,587,090
	Hospital Center Arlington Health System, Refunding Series 2010, 5.000%, 7/01/31
650	Charlotte County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Halifax	9/17 at 100.00	A–	674,863
	Regional Hospital Incorporated, Series 2007, 5.000%, 9/01/27
1,705	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova	5/19 at 100.00	AA+	2,200,950
	Health System, Series 2009, Trust 11733, 14.518%, 11/15/29 (IF)
4,850	Fairfax County Industrial Development Authority, Virginia, Hospital Revenue Refunding Bonds,	No Opt. Call	AA+	5,539,913
	Inova Health System, Series 1993A, 5.000%, 8/15/23
1,000	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds,	No Opt. Call	A3	1,137,570
	MediCorp Health System, Series 2007, 5.250%, 6/15/23
1,250	Fredericksburg Industrial Development Authority, Virginia, Revenue Bonds, MediCorp Health	6/12 at 100.00	A3	1,257,963
	System, Series 2002B, 5.125%, 6/15/33
1,000	Hanover County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Memorial	No Opt. Call	A	1,134,570
	Regional Medical Center, Series 1995, 6.375%, 8/15/18 – NPFG Insured
2,300	Harrisonburg Industrial Development Authority, Virginia, Hospital Facilities Revenue Bonds,	8/16 at 100.00	Baa1	2,302,300
	Rockingham Memorial Hospital, Series 2006, 5.000%, 8/15/31 – AMBAC Insured
1,440	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	11/12 at 100.00	A–	1,470,370
	System Inc., Series 2002A, 5.600%, 11/15/30
1,500	Henrico County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Bon	No Opt. Call	A	1,751,250
	Secours Health System, Series 1996, 6.250%, 8/15/20 – NPFG Insured
1,500	Manassas Industrial Development Authority, Virginia, Hospital Revenue Bonds, Prince William	4/13 at 100.00	A3	1,518,330
	Hospital, Series 2002, 5.250%, 4/01/33
4,750	Medical College of Virginia Hospital Authority, General Revenue Bonds, Series 1998, 5.125%,	1/11 at 100.00	A+	4,753,705
	7/01/23 – NPFG Insured
3,000	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health	7/12 at 100.00	A+	3,143,100
	System, Series 2002A, 5.500%, 7/01/19 – NPFG Insured
	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds,
	MediCorp Health System, Series 2006:
2,000	5.250%, 6/15/26	6/16 at 100.00	A3	2,087,460
1,010	5.250%, 6/15/31	6/16 at 100.00	A3	1,038,825
1,695	5.250%, 6/15/37	6/16 at 100.00	A3	1,729,595
850	Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Refunding	5/20 at 100.00	AA	895,229
	Sentara Healthcare, Series 2010, 5.000%, 11/01/40
2,210	Virginia Small Business Financing Authority, Wellmont Health System Project Revenue Bonds,	9/17 at 100.00	BBB+	2,166,242
	Series 2007A, 5.250%, 9/01/37
540	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds Valley Health	1/19 at 100.00	A+	569,506
	System Obligated Group, Series 2009E, 5.625%, 1/01/44
1,425	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds, Winchester	1/17 at 100.00	A+	1,508,519
	Medical Center, Series 2007, 5.125%, 1/01/31
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	4/20 at 100.00	A3	523,995
	Inc., Series 2010A, 5.625%, 4/15/39
38,675	Total Health Care			41,010,485
	Housing/Multifamily – 3.4% (2.4% of Total Investments)
1,340	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Revenue	11/10 at 100.00	Aaa	1,346,017
	Bonds, Patrick Henry Apartments, Series 2000, 6.050%, 11/01/32 (Mandatory put 11/01/20)
	(Alternative Minimum Tax)
	Danville Industrial Development Authority, Virginia, Student Housing Revenue Bonds, Collegiate
	Housing Foundation, Averett College, Series 1999A:
500	6.875%, 6/01/20	12/10 at 101.00	N/R	503,455
1,500	7.000%, 6/01/30	12/10 at 101.00	N/R	1,504,320
1,000	Lynchburg Redevelopment and Housing Authority, Virginia, Vistas GNMA Mortgage-Backed Revenue	10/10 at 102.00	N/R	1,021,070
	Bonds, Series 2000A, 6.200%, 1/20/40 (Alternative Minimum Tax)
265	Virginia Housing Development Authority, Rental Housing Bonds, Series 2010C, 4.550%, 8/01/32	2/20 at 100.00	AA+	269,585
4,605	Total Housing/Multifamily			4,644,447
	Housing/Single Family – 7.8% (5.4% of Total Investments)
300	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program Home Mortgage	6/13 at 100.00	AAA	300,780
	Revenue Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)
850	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1, 5.350%,	7/11 at 100.00	AAA	857,939
	7/01/31 – NPFG Insured
1,500	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2005C-2, 4.750%,	1/15 at 100.00	AAA	1,501,650
	10/01/32 (Alternative Minimum Tax)
2,740	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006 D1, 4.900%,	7/15 at 100.00	AAA	2,770,359
	1/01/33 (Alternative Minimum Tax)
1,340	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006, 4.800%,	7/15 at 100.00	AAA	1,350,264
	7/01/29 (Alternative Minimum Tax)
3,900	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2007B, 4.750%,	7/16 at 100.00	AAA	3,905,655
	7/01/32 (Alternative Minimum Tax)
10,630	Total Housing/Single Family			10,686,647
	Long-Term Care – 4.7% (3.3% of Total Investments)
2,765	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	N/R	2,754,852
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/37
800	Fairfax County Economic Development Authority, Virginia, Retirement Center Revenue Bonds,	10/16 at 100.00	BBB+	716,888
	Greenspring Village, Series 2006A, 4.875%, 10/01/36
1,495	Henrico County Economic Development Authority, Virginia, GNMA Mortgage-Backed Securities	1/11 at 101.00	AAA	1,512,043
	Program Assisted Living Revenue Bonds, Beth Sholom, Series 1999A, 5.900%, 7/20/29
	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue
	Bonds, Westminster Canterbury of Richmond, Series 2006:
100	5.000%, 10/01/27	10/11 at 103.00	BBB–	101,567
1,345	5.000%, 10/01/35	No Opt. Call	BBB–	1,339,230
6,505	Total Long-Term Care			6,424,580
	Materials – 1.1% (0.7% of Total Investments)
500	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue	2/11 at 100.00	Ba3	475,355
	Refunding Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative
	Minimum Tax)
1,000	Goochland County Industrial Development Authority, Virginia, Industrial Development Revenue	12/10 at 100.00	Ba3	960,420
	Refunding Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25
	(Alternative Minimum Tax)
1,500	Total Materials			1,435,775
	Tax Obligation/General – 18.2% (12.7% of Total Investments)
	Chesapeake, Virginia, General Obligation Bonds, Water and Sewerage Series 2003B:
1,880	5.000%, 6/01/21	6/13 at 100.00	AA+	2,009,419
2,060	5.000%, 6/01/23	6/13 at 100.00	AA+	2,189,018
1,355	Harrisonburg, Virginia, General Obligation Bonds, Public Safety and Steam Plant, Series 2002,	7/12 at 101.00	Aa2	1,486,042
	5.000%, 7/15/19 – FGIC Insured
105	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2002A,	5/12 at 100.00	AAA	111,737
	5.250%, 5/01/22
1,185	Lynchburg, Virginia, General Obligation Bonds, Series 2004, 5.000%, 6/01/21	6/14 at 100.00	AA	1,338,576
1,300	Newport News, Virginia, General Obligation Bonds, Series 2004C, 5.000%, 5/01/16	5/14 at 101.00	Aa1	1,498,250
1,280	Portsmouth, Virginia, General Obligation Bonds, Series 2005A, 5.000%, 4/01/15 – NPFG Insured	No Opt. Call	Aa2	1,506,598
1,480	Richmond, Virginia, General Obligation Bonds, Series 2004A, 5.000%, 7/15/21 – AGM Insured	7/14 at 100.00	AAA	1,677,240
1,430	Roanoke, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.000%, 10/01/17	10/12 at 101.00	AA	1,581,308
1,135	Suffolk, Virginia, General Obligation Bonds, Series 2005, 5.000%, 12/01/15	No Opt. Call	AA	1,356,223
2,000	Virginia Beach, Virginia, General Obligation Bonds, Series 2003B, 5.000%, 5/01/15	5/13 at 100.00	AAA	2,213,040
1,100	Virginia Beach, Virginia, General Obligation Bonds, Series 2005, 5.000%, 1/15/20	1/16 at 100.00	AAA	1,314,489
4,500	Virginia Beach, Virginia, General Obligation Bonds, Series 2008, 5.000%, 10/01/27 (UB)	10/17 at 100.00	AAA	5,047,470
1,425	Virginia Beach, Virginia, General Obligation Public Improvement Bonds, Series 2001,	6/11 at 101.00	AAA	1,491,077
	5.000%, 6/01/20
22,235	Total Tax Obligation/General			24,820,487
	Tax Obligation/Limited – 27.2% (18.9% of Total Investments)
	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf
	Course Project, Series 2005A:
335	5.250%, 7/15/25 – ACA Insured	7/15 at 100.00	N/R	305,711
260	5.500%, 7/15/35 – ACA Insured	7/15 at 100.00	N/R	230,048
1,340	Culpeper Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities	1/15 at 100.00	Aa3	1,460,037
	Project, Series 2005, 5.000%, 1/01/20 – NPFG Insured
	Cumberland County, Virginia, Certificates of Participation, Series 1997:
470	6.200%, 7/15/12	No Opt. Call	N/R	486,615
1,375	6.375%, 7/15/17	No Opt. Call	N/R	1,462,354
1,000	Dinwiddie County Industrial Development Authority, Virginia, Lease Revenue Bonds, Series	2/14 at 100.00	A	1,100,280
	2004B, 5.125%, 2/15/16 – NPFG Insured
1,000	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Joint Public	5/16 at 100.00	AA+	1,155,140
	Uses Community Project, Series 2006, 5.000%, 5/15/18
	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Laurel Hill
	Public Facilities Projects, Series 2003:
2,210	5.000%, 6/01/14	6/13 at 101.00	AA+	2,494,140
1,165	5.000%, 6/01/22	6/13 at 101.00	AA+	1,254,297
1,660	Front Royal and Warren County Industrial Development Authority, Virginia, Lease Revenue Bonds,	4/14 at 100.00	AAA	1,821,568
	Series 2004B, 5.000%, 4/01/18 – AGM Insured
1,270	James City County Economic Development Authority, Virginia, Revenue Bonds, County Government	7/15 at 100.00	AA	1,424,737
	Projects, Series 2005, 5.000%, 7/15/19
445	Montgomery County Industrial Development Authority, Virginia, Public Facility Lease Revnue	2/18 at 100.00	AA–	483,862
	Bonds, Public Projects Series 2008, 5.000%, 2/01/29
1,185	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.000%,	7/12 at 100.00	AAA	1,196,281
	7/01/32 – AGM Insured
2,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	A3	2,187,040
	7/01/31 – AMBAC Insured
5,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	A3	603,450
	0.000%, 7/01/43 – AMBAC Insured
5,875	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C,	No Opt. Call	A3	2,157,829
	0.000%, 7/01/28 – AMBAC Insured
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding
	Bonds, Series 2002D:
265	5.250%, 7/01/27	7/12 at 100.00	A3	268,116
320	5.250%, 7/01/36	7/12 at 100.00	A3	322,141
1,300	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	2/20 at 100.00	A+	1,381,393
	2010A, 5.500%, 8/01/42
1,110	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School	8/13 at 100.00	N/R	1,152,047
	Facilities, Series 2003B, 4.375%, 8/01/20 – AMBAC Insured
1,600	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds,	8/16 at 100.00	A+	1,739,424
	Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2006A,
	5.000%, 8/01/23 – NPFG Insured
2,500	Stafford County Economic Development Authority, Virginia, Lease Revenue Bonds, Public Facility	4/18 at 100.00	AAA	2,671,325
	Projects, Series 2008, 5.000%, 4/01/33 – AGC Insured (UB)
700	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	Baa2	725,487
	Lien Series 2010B, 5.250%, 10/01/29
1,400	Virginia Beach Development Authority, Public Facilities Revenue Bonds, Series 2005A,	5/15 at 100.00	AA+	1,654,338
	5.000%, 5/01/22
850	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century	2/19 at 100.00	AA+	1,205,445
	College Program, Series 2009, Trust 09-3B, 12.753%, 2/01/27 (IF)
850	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century	2/19 at 100.00	AA+	1,185,249
	College Program, Series 2009, Trust 09-4B, 12.835%, 2/01/28 (IF)
1,625	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2005C,	8/15 at 100.00	AA+	1,897,610
	5.000%, 8/01/17
775	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series	5/11 at 101.00	AA	801,815
	2002A, 5.000%, 5/01/19
2,000	Virginia Transportation Board, Transportation Revenue Bonds, U.S. Route 58 Corridor	5/14 at 100.00	AA+	2,290,360
	Development Program, Series 2004B, 5.000%, 5/15/15
41,885	Total Tax Obligation/Limited			37,118,139
	Transportation – 11.8% (8.2% of Total Investments)
2,500	Metropolitan Washington D.C. Airports Authority, System Revenue Bonds, Series 2007B, 5.000%,	10/17 at 100.00	AA–	2,569,650
	10/01/35 – AMBAC Insured (Alternative Minimum Tax)
3,200	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/28 at 100.00	BBB+	2,087,616
	Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44
4,000	Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series 2001A, 5.125%, 7/01/31 –	7/11 at 100.00	A	4,029,120
	FGIC Insured
1,000	Norfolk, Virginia, Parking System Revenue Bonds, Series 2005A, 5.000%, 2/01/23 – NPFG Insured	2/15 at 100.00	A	1,029,960
2,500	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series	No Opt. Call	A	2,819,950
	2002, 5.250%, 7/15/22 – FGIC Insured
285	Virginia Port Authority, Port Facilities Revenue Refunding Bonds Series 2010, 5.000%, 7/01/40	7/19 at 100.00	Aa3	304,049
1,260	Virginia Port Authority, Revenue Bonds, Port Authority Facilities, Series 2006, 5.000%,	7/13 at 100.00	Aa3	1,273,003
	7/01/36 – FGIC Insured (Alternative Minimum Tax)
2,000	Virginia Resources Authority, Airports Revolving Fund Revenue Bonds, Series 2001A,	2/11 at 100.00	Aa2	2,037,840
	5.250%, 8/01/23
16,745	Total Transportation			16,151,188
	U.S. Guaranteed – 14.4% (10.0% of Total Investments) (4)
3,500	Alexandria Industrial Development Authority, Virginia, Fixed Rate Revenue Bonds, Institute for	10/10 at 101.00	N/R (4)	3,551,450
	Defense Analyses, Series 2000A, 5.900%, 10/01/30 (Pre-refunded 10/01/10) – AMBAC Insured
750	Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series 2002, 5.000%,	No Opt. Call	AAA	896,520
	11/01/24 – AGM Insured (ETM)
925	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 2002, 5.375%,	4/12 at 100.00	AAA	997,483
	4/01/19 (Pre-refunded 4/01/12)
60	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	11/12 at 100.00	A3 (4)	66,745
	System Inc., Series 2002A, 5.600%, 11/15/30 (Pre-refunded 11/15/12)
	Loudoun County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Loudoun
	Hospital Center, Series 2002A:
375	6.000%, 6/01/22 (Pre-refunded 6/01/12)	6/12 at 101.00	N/R (4)	413,921
800	6.100%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 101.00	N/R (4)	884,424
815	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.000%,	7/12 at 100.00	AAA	885,057
	7/01/32 (Pre-refunded 7/01/12) – AGM Insured
2,500	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	2,536,050
	5.500%, 10/01/40 (Pre-refunded 10/01/10)
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding
	Bonds, Series 2002D:
735	5.250%, 7/01/27 (Pre-refunded 7/01/12)	7/12 at 100.00	A3 (4)	799,121
880	5.250%, 7/01/36 (Pre-refunded 7/01/12)	7/12 at 100.00	A3 (4)	956,771
420	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Refunding	7/11 at 100.00	B2 (4)	441,143
	Bonds, Series 2001C, 6.850%, 7/15/21 (Pre-refunded 7/15/11)
	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds,
	Series 2005:
790	5.250%, 6/01/19 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	821,774
3,850	5.500%, 6/01/26 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	4,358,970
1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%,	10/10 at 101.00	BBB+ (4)	1,015,180
	10/01/24 (Pre-refunded 10/01/10)
965	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series	5/11 at 101.00	AA (4)	1,005,848
	2002A, 5.000%, 5/01/19 (Pre-refunded 5/01/11)
18,365	Total U.S. Guaranteed			19,630,457
	Utilities – 6.8% (4.8% of Total Investments)
	Bristol, Virginia, Utility System Revenue Refunding Bonds, Series 2003:
1,705	5.250%, 7/15/14 – NPFG Insured	7/13 at 100.00	A	1,903,513
1,800	5.250%, 7/15/15 – NPFG Insured	7/13 at 100.00	A	1,983,312
2,775	5.250%, 7/15/23 – NPFG Insured	7/13 at 100.00	A	2,921,548
2,500	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg	10/12 at 100.00	Baa1	2,540,725
	Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)
8,780	Total Utilities			9,349,098
	Water and Sewer – 8.1% (5.6% of Total Investments)
	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 2002:
105	5.375%, 4/01/19	4/12 at 100.00	AAA	112,491
800	5.000%, 4/01/27	4/12 at 100.00	AAA	841,616
1,000	Loudoun County Sanitation Authority, Virginia, Water and Sewerage System Revenue Bonds, Series	1/15 at 100.00	AAA	1,085,530
	2004, 5.000%, 1/01/26
	Norfolk, Virginia, Water Revenue Refunding Bonds, Series 2001:
1,310	5.000%, 11/01/21 – FGIC Insured	11/11 at 100.00	AA+	1,370,705
1,380	5.000%, 11/01/22 – FGIC Insured	11/11 at 100.00	AA+	1,445,274
2,250	Virginia Beach, Virginia, Storm Water Utility Revenue Bonds, Series 2000, 6.000%, 9/01/24	9/10 at 101.00	Aa2	2,282,625
1,800	Virginia Beach, Virginia, Water and Sewer System Revenue Bonds, Series 2005, 5.000%, 10/01/30	10/15 at 100.00	AAA	1,976,075
1,515	Virginia State Resources Authority, Clean Water Revenue Bonds, Series 2007, Trust 3036,	No Opt. Call	AAA	1,971,878
	13.115%, 10/01/15 (IF)
10,160	Total Water and Sewer			11,086,194
$ 195,515	Total Investments (cost $187,780,267) – 143.6%			196,196,988
	Floating Rate Obligations – (3.4)%			(4,630,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (23.6)% (5)			(32,205,000)
	Other Assets Less Liabilities – 2.1%			2,861,023
	Auction Rate Preferred Shares, at Liquidation Value – (18.7)% (5)			(25,550,000)
	Net Assets Applicable to Common Shares – 100%			$ 136,673,011

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of August 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$196,196,988	$ —	$196,196,988

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2010, the cost of investments was $183,060,344.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2010, were as follows:

Gross unrealized:
Appreciation	$ 11,717,244
Depreciation	(3,211,285)
Net unrealized appreciation (depreciation) of investments	$ 8,505,959

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	MuniFund Term Preferred Shares and Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments are 16.4% and 13.0%, respectively.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Virginia Premium Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         October 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         October 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         October 29, 2010